Long Term Investment (Tables)	12 Months Ended
Dec. 31, 2021
Long-Term Investments [Abstract]
Schedule of long term investment
	Equity investments accounted for using the equity method(ii)	Cost method investments without readily determinable fair value(i)	Total	Cost method investments without readily determinable fair value
	RMB	RMB	RMB	US$
Balance as of January 1, 2021	-	5,000	5,000	785
Additions	75,000	54,725	129,725	20,356
Share of loss in equity method investee	(2,998)	-	(2,998)	(470)
Disposal	-	(30,000)	(30,000)	(4,708)
Impairment	-	-	-	-
Balance as of December 31, 2021	72,002	29,725	101,727	15,963